Related Party Transactions - Schedule of Relationship of Related Parties (Details)	6 Months Ended
Dec. 31, 2020
Mr, Silong Chen [Member]
Relationship to the Company	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He [Member]
Relationship to the Company	Relatives of Mr. Silong Chen
Linsun Smart Technology Co Ltd [Member]
Relationship to the Company	Equity investee -10% of the ownership
Equity ownership percentage	10.00%
Dogness Network Technology Co Ltd [Member]
Relationship to the Company	Equity Investee - 13% of the ownership
Equity ownership percentage	13.00%
Guangdong Dogness Biotechnology Co., Ltd., [Member]
Relationship to the Company	Relate to one of the Company's shareholders
Mark Trade (HK) Limited [Member]
Relationship to the Company	Shareholder of Dogness Culture